Vanguard Core Bond Fund Expense Example - Retail Prospectus [Member] - Vanguard Core Bond Fund	Sep. 30, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128